CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 19,613,434	$ 21,216,983
Securities:
Taxable interest income	1,129,813	1,678,079
Nontaxable interest income	836,665	726,594
Federal Home Loan Bank dividends	9,170	6,306
Interest-earning deposits, federal funds sold, and other	63,712	99,949
Total interest and dividend income	21,652,794	23,727,911
Interest expense:
Deposits	3,833,610	5,813,221
Federal Home Loan Bank advances	518,647	511,987
Securities sold under agreements to repurchase	17,839	11,179
Subordinated debentures	97,914	116,115
Total interest expense	4,468,010	6,452,502
Net interest income	17,184,784	17,275,409
Provision for loan losses	1,550,000	5,292,000
Net interest income after provision for loan losses	15,634,784	11,983,409
Other income:
Service fees on deposit accounts	370,082	398,730
Other service charges and fees	375,045	338,510
Loan servicing fees	219,117	194,722
Gain on sale of securities	167,978	454,920
Gain on sale of loans	1,599,694	572,395
Other	236,870	129,461
Total Other income	2,968,786	2,088,738
Other expenses:
Compensation and employee benefits	5,959,622	4,918,828
Occupancy expense	1,257,849	1,269,013
Data processing services	703,957	643,362
Director fees	151,700	149,150
Professional fees	519,331	550,581
FDIC insurance premiums	469,104	910,468
Foreclosed asset related expenses	653,736	976,130
Amortization of core deposit intangible	281,000	304,000
Amortization of mortgage servicing rights	286,165	178,127
Other	2,211,571	1,842,378
Total Other expenses	12,494,035	11,742,037
Income before income taxes	6,109,535	2,330,110
Income tax expense	2,045,034	435,082
Net income	4,064,501	1,895,028
Net income	4,064,501	1,895,028
Other comprehensive income:
Unrealized gains on securities available for sale arising during the period	15,485	1,530,168
Reclassification adjustment for realized gains included in income	(167,978)	(454,920)
Tax effect	56,423	(397,841)
Net of tax	(96,070)	677,407
Comprehensive income	$ 3,968,431	$ 2,572,435
Basic earnings per share (in dollars per share)	$ 0.53	$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.53	$ 0.24